GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
NOTE 6. GOODWILL AND INTANGIBLE ASSETS
Goodwill
Changes in the carrying value of goodwill, by reporting segment, were as follows (in thousands):
	Brand Direct	Marketplace	Other	Total
Balance, December 31, 2019	$8,616	$32,660	$ 550	$41,826
Additions (Note 8)	—	—	3,078	3,078
Balance, December 31, 2020	8,616	32,660	3,628	44,904
Additions (Note 8)	9,760	21,894	—	31,654
Balance, December 31, 2021	$18,376	$54,554	$3,628	$76,558
The carrying amount of goodwill for all reporting units had no accumulated impairments as of December 31, 2021 and December 31, 2020.
Intangible assets, net
Finite-lived intangible assets, net consisted of the following (in thousands):
		December 31, 2021			December 31, 2020
	Amortization Period (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Technology	3 to 5	$ 51,946	$(29,929)	$22,017	$48,008	$(21,454)	$26,554
Customer relationships	2 to 9	49,273	(13,076)	36,197	21,794	(6,749)	15,045
Brand	1 to 7	12,109	(4,575)	7,534	4,295	(961)	3,334
Non-competition agreements	3	1,898	(1,418)	480	2,105	(591)	1,514
Total		$115,226	$(48,998)	$66,228	$76,202	$(29,755)	$46,447
Amortization expense for finite-lived intangible assets is recorded on a straight-line basis. Amortization expense related to finite-lived intangible assets was $19.1 million and 14.2 million for the year ended December 31, 2021 and 2020, respectively.
Amortization expense relating to intangible assets subject to amortization for each of the next five years and thereafter is estimated to be as follows (in thousands):
	2022	2023	2024	2025	2026 and Thereafter
Amortization expense	$19,398	$16,366	$13,792	$6,564	$10,108
Impairment analysis
For the year ended December 31, 2021, the fair value of the Company's goodwill exceeded the carrying value of the reporting units, and there were no other events or changes in circumstances to indicate that goodwill or intangible assets were impaired.